AST COHEN & STEERS GLOBAL REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 98.2%
Australia — 3.1%
Charter Hall Group, REIT	472,334	$3,721,784
Goodman Group, REIT	187,067	1,793,796
Mirvac Group, REIT	2,797,022	5,771,782
		11,287,362
Austria — 0.5%
CA Immobilien Anlagen AG	54,540	1,933,219
Belgium — 0.6%
Aedifica SA, REIT	18,035	2,089,435
Canada — 3.0%
Allied Properties Real Estate Investment Trust, REIT	135,605	5,483,156
Boardwalk Real Estate Investment Trust, REIT(a)	158,970	5,328,798
		10,811,954
China — 1.0%
China Overseas Land & Investment Ltd.	696,000	2,191,704
Shimao Property Holdings Ltd.	429,500	1,256,053
		3,447,757
France — 2.7%
Covivio, REIT	28,727	3,040,851
Gecina SA, REIT	13,496	2,120,858
Klepierre SA, REIT	131,641	4,471,703
		9,633,412
Germany — 4.6%
alstria office REIT-AG	95,050	1,632,569
Deutsche Wohnen SE	123,296	4,501,292
Instone Real Estate Group AG, 144A*	67,706	1,413,377
LEG Immobilien AG	43,482	4,979,070
Vonovia SE	81,759	4,149,838
		16,676,146
Hong Kong — 5.7%
Link REIT	640,500	7,093,525
New World Development Co. Ltd.	3,541,000	4,600,301
Sun Hung Kai Properties Ltd.	487,500	7,033,309
Wharf Real Estate Investment Co. Ltd.	323,506	1,768,399
		20,495,534
Japan — 11.8%
Activia Properties, Inc., REIT	960	4,904,340
Daiwa Office Investment Corp., REIT	296	2,298,012
GLP J-REIT, REIT	540	716,568
Invincible Investment Corp., REIT	4,152	2,566,208
Japan Retail Fund Investment Corp., REIT	397	839,837
Mitsui Fudosan Co. Ltd.	185,000	4,608,230
Mitsui Fudosan Logistics Park, Inc., REIT	542	2,258,174
Nippon Building Fund, Inc., REIT	518	3,980,036
Nippon Prologis REIT, Inc., REIT	547	1,499,781
NIPPON REIT Investment Corp., REIT	656	2,741,002
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Nomura Real Estate Master Fund, Inc., REIT	2,169	$3,917,692
Orix JREIT, Inc., REIT	1,030	2,250,549
Sumitomo Realty & Development Co. Ltd.	181,100	6,914,677
Tokyu Fudosan Holdings Corp.	462,400	2,963,785
		42,458,891
Netherlands — 1.3%
InterXion Holding NV*	56,822	4,628,720
Norway — 1.1%
Entra ASA, 144A	258,715	4,055,598
Singapore — 2.6%
CapitaLand Ltd.	470,600	1,202,107
City Developments Ltd.	358,200	2,544,165
Keppel DC REIT, REIT	1,597,300	2,206,823
Mapletree Industrial Trust, REIT	632,600	1,112,413
Parkway Life Real Estate Investment Trust, REIT	1,010,200	2,287,839
		9,353,347
Spain — 0.9%
Inmobiliaria Colonial Socimi SA, REIT	151,300	1,824,716
Merlin Properties Socimi SA, REIT	101,013	1,411,036
		3,235,752
Sweden — 2.5%
Castellum AB	145,454	3,114,974
Catena AB	61,400	2,013,928
Fastighets AB Balder (Class B Stock)*	47,256	1,791,044
Hemfosa Fastigheter AB	192,696	1,953,383
		8,873,329
United Kingdom — 3.6%
Assura PLC, REIT	2,476,823	2,172,027
Derwent London PLC, REIT	30,896	1,278,612
LondonMetric Property PLC, REIT	847,682	2,266,337
Safestore Holdings PLC, REIT	124,721	1,025,279
Segro PLC, REIT	372,154	3,712,283
UNITE Group PLC (The), REIT	182,327	2,447,165
		12,901,703
United States — 53.2%
Agree Realty Corp., REIT(a)	36,200	2,648,030
Americold Realty Trust, REIT(a)	95,665	3,546,302
Boyd Gaming Corp.(a)	128,514	3,077,910
Columbia Property Trust, Inc., REIT	122,409	2,588,950
CyrusOne, Inc., REIT	60,003	4,746,237
Digital Realty Trust, Inc., REIT	2,511	325,953
Empire State Realty Trust, Inc. (Class A Stock), REIT(a)	207,421	2,959,898
Equinix, Inc., REIT	7,195	4,150,076
Equity Residential, REIT	135,632	11,699,616
Essex Property Trust, Inc., REIT	29,228	9,547,326
Extra Space Storage, Inc., REIT	76,185	8,899,932
Invitation Homes, Inc., REIT	277,217	8,208,395
Kilroy Realty Corp., REIT	98,562	7,676,994
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AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Kimco Realty Corp., REIT(a)	275,482	$5,752,064
Macerich Co. (The), REIT(a)	77,052	2,434,073
Medical Properties Trust, Inc., REIT	142,862	2,794,381
Park Hotels & Resorts, Inc., REIT(a)	194,879	4,866,129
Pebblebrook Hotel Trust, REIT(a)	127,503	3,547,133
Prologis, Inc., REIT	154,777	13,190,096
Public Storage, REIT	19,184	4,705,260
Realty Income Corp., REIT	108,912	8,351,372
Regency Centers Corp., REIT	98,095	6,816,621
Sabra Health Care REIT, Inc.	201,079	4,616,774
SBA Communications Corp., REIT	10,931	2,636,011
Simon Property Group, Inc., REIT	51,841	8,069,052
SITE Centers Corp., REIT	114,100	1,724,051
Sun Communities, Inc., REIT	47,596	7,065,626
Taubman Centers, Inc., REIT(a)	41,900	1,710,777
UDR, Inc., REIT	333,083	16,147,864
VEREIT, Inc., REIT	772,680	7,556,810
VICI Properties, Inc., REIT(a)	201,641	4,567,169
Welltower, Inc., REIT(a)	163,559	14,826,623
		191,453,505

Total Common Stocks (cost $319,977,055)		353,335,664

	Units
Rights* — 0.0%
Singapore
Keppel DC REIT, expiring 10/08/19	167,717	24,217
(cost $0)

Total Long-Term Investments (cost $319,977,055)		353,359,881

	Shares	Value
Short-Term Investments — 13.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,512,255	$6,512,255
PGIM Institutional Money Market Fund (cost $40,676,506; includes $40,597,215 of cash collateral for securities on loan)(b)(w)	40,670,058	40,674,125

Total Short-Term Investments (cost $47,188,761)		47,186,380

TOTAL INVESTMENTS—111.3% (cost $367,165,816)		400,546,261

Liabilities in excess of other assets — (11.3)%		(40,824,626)

Net Assets — 100.0%		$359,721,635

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,591,376; cash collateral of $40,597,215 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2